Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax, Portion Attributable to Parent	$ 0	$ 0	$ 0	$ 0	$ 0
Provision for Doubtful Accounts	6,672	4,115	25,457	16,562
Restricted Subsidiaries [Member]
Provision for Doubtful Accounts			$ 25,457	$ 16,562	$ 12,655